Borrowings (Details) - Schedule of borrowings item - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings (Details) - Schedule of borrowings item [Line Items]
Total	S/ 579,900	S/ 898,320
Current borrowings	241,340	452,884
Non-current borrowings	338,560	445,436
Bank loans [member]
Borrowings (Details) - Schedule of borrowings item [Line Items]
Total	343,679	571,659
Current borrowings	217,935	409,272
Non-current borrowings	125,744	162,387
Finance Leases Liabilities [member]
Borrowings (Details) - Schedule of borrowings item [Line Items]
Total	9,836	52,391
Current borrowings	5,118	13,635
Non-current borrowings	4,718	38,756
Lease liability for right-of-use asset [member]
Borrowings (Details) - Schedule of borrowings item [Line Items]
Total	60,507	72,726
Current borrowings	14,541	19,950
Non-current borrowings	45,966	52,776
Other financial liabilities [member]
Borrowings (Details) - Schedule of borrowings item [Line Items]
Total	165,878	201,544
Current borrowings	3,746	10,027
Non-current borrowings	S/ 162,132	S/ 191,517